Prospectus, September 1, 2004
As supplemented March 22, 2005

Evergreen
Intermediate and Long Term Bond Funds

Evergreen Core Bond Fund
Evergreen High Yield Bond Fund
Evergreen Select High Yield Bond Fund
Evergreen Strategic Income Fund
Evergreen U.S. Government Fund
Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Core Bond Fund
Evergreen High Yield Bond Fund
Evergreen Select High Yield Bond Fund
Evergreen Strategic Income Fund
Evergreen U.S. Government Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
The Funds' Sub-Advisors
The Funds' Portfolio Managers
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How To Reduce or Eliminate Your Sales Charge
How to Buy Shares
How to Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high level of current income or a combination of current income and capital growth (total return).

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Overview of Fund Risks

Intermediate and Long Term Bond Funds

typically rely on a combination of the following strategies:

  investing a portion of their assets in investment grade debt securities, which are bonds rated within the four highest ratings categories by the nationally recognized statistical ratings organizations, or if unrated, determined to be of comparable quality by the portfolio managers (except High Yield Bond Fund and Select High Yield Bond Fund which invest primarily in below investment grade bonds and Strategic Income Fund which may invest a significant portion of its portfolio in below investment grade bonds);
  investing a portion of their assets in corporate securities, mortgage- and asset-backed securities (except for High Yield Bond Fund and Select High Yield Bond Fund); and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of yield opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  seek to maximize income or total return;
  can tolerate the risks associated with the volatility of below investment grade investing (High Yield Bond Fund, Select High Yield Bond Fund and Strategic Income Fund only); and
  seek a long-term investment offering a high level of current income.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Temporary Defensive Investment Strategy

Each Fund may temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. These transactions are subject to the risks that a third party may be unwilling or unable to honor its financial obligations.

Below Investment Grade Bond Risk

Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

Mortgage-Backed and Asset-Backed Securities Risk

Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities and other asset-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose a Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield of, the total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield of, the total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the United States. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Foreign Currencies Transactions Risk

A Fund that invests in foreign securities may also engage in foreign currency transactions. As a result, the value of a Fund's shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into currency futures contracts and foreign currency exchange contracts to hedge the U.S. dollar value of a security it already owns. A Fund may engage in hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of a Fund's investments are denominated. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. A Fund may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated.

Leverage Risk

Leverage can create special risks. Leveraging can exaggerate changes in the Fund's net asset value and performance as well as magnify the risks associated with the underlying securities in which the Fund invests. A Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. A Fund may also invest in TBA mortgage securities, enter into mortgage dollar rolls, reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Core Bond Fund

FUND FACTS:

Goal:

•  Maximize Total Return

Principal Investments:

•  Investment Grade Corporate Bonds, Mortgage-Backed and Asset-Backed Securities

•  U.S. Treasury and Agency Obligations

Classes of Shares Offered in this Prospectus:

•  Class A

•  Class B

•  Class C

•  Class I

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

•  Tattersall Advisory Group, Inc.

Portfolio Managers:

•  By Team

NASDAQ Symbols:

•  ESBAX (Class A)

•  ESBBX (Class B)

•  ESBCX (Class C)

•  ESBIX (Class I)

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted average periods until each payment is made, with weights proportional to the present value of the payment. In addition, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. FNMA and FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury. The Fund may invest a substantial portion of its assets (including a payout of its assets in CMOs or other mortgage- or asset-backed securities).

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage-Backed and Asset-Backed Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
- 2.88	18.85	4.09	9.78	8.23	- 0.14	11.28	8.66	10.06	4.21

Best Quarter:	2nd Quarter 1995	+ 5.87%[1]
Worst Quarter:	1st Quarter 1994	- 2.56%[1]
Year-to-date total return as of 6/30/2004 is +0.30%.

The next table lists the Fund’s average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/13/1990
Class A	5/11/2001	- 0.99%	5.55%	6.46%	7.13%
Class B	5/11/2001	- 1.77%	5.85%	6.77%	7.37%
Class C	5/11/2001	2.18%	6.17%	6.77%	7.37%
Class I	12/13/1990	4.21%	6.73%	7.05%	7.59%
Class I	12/13/1990	2.41%	4.32%	4.47%	N/A
(after taxes on distributions) [2]
Class I	12/13/1990	2.81%	4.25%	4.40%	N/A
(after taxes on distributions and sale of Fund shares) [2]
LBABI		4.10%	6.62%	6.95%	7.84%

1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I shares prior to 6/7/1999 is based on the performance of the Class I shares of the fund's predecessor fund, Tattersall Bond Fund.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2004.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	4.75%[3]	None	None	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.32%	0.32%	0.32%	0.32%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.19%	0.19%	0.19%	0.19%
Total Fund Operating Expenses [4]	0.81%	1.51%	1.51%	0.51%

4.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.74% for Class A, 1.44% for Class B, 1.44% for Class C, and 0.44% for Class I.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 554	$ 654	$ 254	$ 52	$ 154	$ 154
3 years	$ 721	$ 777	$ 477	$ 164	$ 477	$ 477
5 years	$ 903	$ 1,024	$ 824	$ 285	$ 824	$ 824
10 years	$ 1,429	$ 1,612	$ 1,802	$ 640	$ 1,612	$ 1,802

High Yield Bond Fund

FUND FACTS:

Goal:

•  High Income

Principal Investment:

•  Below Investment Grade Bonds

Classes of Shares Offered in this Prospectus:

•  Class A

•  Class B

•  Class C

•  Class I

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

•  By Team

NASDAQ Symbols:

•  EKHAX (Class A)

•  EKHBX (Class B)

•  EKHCX (Class C)

•  EKHYX (Class I)

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The investment objective of the Fund is high income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in below investment grade bonds, debentures and other income obligations, but may purchase securities of any rating. In addition, the Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be as attractive to as many buyers.

The high income sought by the Fund is ordinarily associated with below investment grade bonds and similar securities in the lower rating categories of a nationally recognized statistical ratings organization or with securities that are unrated. While growth of capital is not an investment goal, the Fund may purchase securities that offer the possibility of capital growth in addition to income, provided the acquisition of such securities does not conflict with the Fund’s investment goal of high income.

When selecting securities, the portfolio managers consider research on the bond market, economic analysis and interest rate forecasts. The portfolio managers’ analysis of securities focuses on factors such as interest or dividend coverage, asset values, earning prospects and the quality of management of the company.

The Fund may invest up to 50% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Below Investment Grade Bond Risk
  Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
- 12.19	9.79	10.60	12.96	- 2.53	6.59	- 7.44	5.20	4.31	19.75

Best Quarter:	2nd Quarter 2003	+ 6.38%
Worst Quarter:	3rd Quarter 1998	- 8.94%
Year-to-date total return as of 6/30/2004 is +0.74%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class B, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/11/1935
Class A	1/20/1998	14.72%	5.08%	4.24%	8.09%
Class B	9/11/1935	14.75%	5.04%	4.29%	8.10%
Class B	9/11/1935	11.70%	1.84%	1.08%	N/A
(after taxes on distributions) [2]
Class B	9/11/1935	9.43%	2.24%	1.57%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Class C	1/21/1998	18.75%	5.33%	4.29%	8.10%
Class I	4/14/1998	20.94%	6.38%	4.89%	8.19%
MLHYMI		27.23%	5.47%	7.23%	N/A

1.  Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class's 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2004.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	4.75%[3]	None	None	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.40%	0.40%	0.40%	0.40%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Total Fund Operating Expenses	1.01%	1.71%	1.71%	0.71%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 573	$ 674	$ 274	$ 73	$ 174	$ 174
3 years	$ 781	$ 839	$ 539	$ 227	$ 539	$ 539
5 years	$ 1,006	$ 1,128	$ 928	$ 395	$ 928	$ 928
10 years	$ 1,653	$ 1,834	$ 2,019	$ 883	$ 1,834	$ 2,019

Select High Yield Bond Fund

FUND FACTS:

Goal:

•  High Level of Total Return

Principal Investment:

•  Below Investment Grade Bonds

Class of Shares Offered in this Prospectus:

•  Class I

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

•  By Team

NASDAQ Symbol:

•  EHYIX (Class I)

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks a high level of total return.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund intends to invest at least 80% of its assets in U.S. dollar-denominated bonds, debentures, and other income obligations which are rated by Standard & Poor’s Ratings Services (S&P) or by Moody’s Investors Service, Inc. (Moody’s) as below investment grade. The Fund intends to emphasize securities rated B- or higher by S&P or B3 or higher by Moody’s. The remaining 20% of the Fund’s assets may be represented by cash or invested in various cash equivalents, shares of registered investment companies, investment grade bonds, debentures or other income obligations. The Fund may invest up to 15% of its assets in foreign securities, including Yankee bonds, which are U.S. dollar-denominated bonds issued by foreign banks and corporations.

The Fund seeks to purchase securities that offer the possibility of capital growth in addition to income. The Fund considers the creditworthiness of the company, the quality of management and the prospects for the company’s cash flow when considering the purchase of securities. The Fund currently expects to maintain a dollar-average weighted maturity of five to ten years.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Below Investment Grade Bond Risk
  Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since the Class I shares' inception on 11/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						0.83	9.22	6.14	14.24

Best Quarter:	4th Quarter 2001	+ 5.87%
Worst Quarter:	3rd Quarter 2001	- 2.52%
Year-to-date total return as of 6/30/2004 is +0.89%.

The next table lists the Fund's average annual total return for Class I shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/30/1999
Class I	11/30/1999	14.24%	N/A	N/A	7.43%
Class I	11/30/1999	11.33%	N/A	N/A	4.12%
(after taxes on distributions) [1]
Class I	11/30/1999	9.14%	N/A	N/A	4.24%
(after taxes on distributions and sale of Fund shares) [1]
MLHYMI		27.23%	N/A	N/A	6.47%

1.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2004.

You pay no shareholder transaction fees to the fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class I
Management Fees	0.50%
12b-1 Fees	0.00%
Other Expenses	0.17%
Total Fund Operating Expenses	0.67%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class I
1 year	$ 68
3 years	$ 214
5 years	$ 373
10 years	$ 835

Strategic Income Fund

FUND FACTS:

Goals:

•  High Current Income

•  Capital Growth

Principal Investments:

•  Domestic Below Investment Grade Bonds

•  Foreign Debt Securities

•  U.S. Government Securities

Classes of Shares Offered in this Prospectus:

•  Class A

•  Class B

•  Class C

•  Class I

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

•  Evergreen International Advisors

Portfolio Managers:

•  By Teams

NASDAQ Symbols:

•  EKSAX (Class A)

•  EKSBX (Class B)

•  EKSCX (Class C)

•  EKSYX (Class I)

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund intends to allocate its assets principally between domestic below investment grade bonds and other debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, asset-backed securities, such as mortgage-backed securities, and money market instruments. This allocation will be made on the basis of the portfolio managers' assessment of global opportunities for high income and high investment return. As part of its investment strategy, the portion of the Fund invested in U.S. government securities may engage in transactions that create leverage, including certain types of mortgage dollar rolls and TBA mortgage securities, with up to 30% of that portion of the Fund's assets. A mortgage dollar roll transaction allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. The Fund may invest in securities from countries considered to be emerging markets. From time to time, the Fund may invest 100% of its assets in either U.S. or foreign securities. As part of its investment strategy, the portion of the Fund invested in developed market international bonds may also enter into foreign currency exchange contracts, including those entered into for the purposes of cross hedging, proxy hedging and creating a net long position versus a foreign currency. These transactions are designed to maximize risk-adjusted performance or to control risk. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio managers take an aggressive approach to investing while seeking to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. FNMA and FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury. The Fund may invest a substantial portion of its assets (including a payout of its assets in CMOs or other mortgage- or asset-backed securities).

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Below Investment Grade Bond Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Foreign Investment Risk
  Foreign Currency Transaction Risk
  Leverage Risk

In addition to the risks normally associated with foreign investing, the Fund may be subject to the risks more specifically associated with investing in emerging markets. An "emerging market" is any country considered to be emerging or developing with a relatively low per capita gross national product, but which has the potential for rapid growth (which can lead to instability). Emerging markets may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be highly speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
- 9.64	10.90	11.05	8.77	3.49	2.32	- 1.33	5.87	14.94	16.40

Best Quarter:	2nd Quarter 1995	+ 6.46%
Worst Quarter:	4th Quarter 1994	- 3.47%
Year-to-date total return as of 6/30/2004 is -1.53%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 4/14/1987
Class A	4/14/1987	10.82%	6.38%	5.49%	7.13%
Class A	4/14/1987	7.72%	3.45%	2.43%	N/A
(after taxes on distributions) [2]
Class A	4/14/1987	6.93%	3.54%	2.65%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Class B	2/1/1993	10.54%	6.33%	5.20%	6.93%
Class C	2/1/1993	14.55%	6.63%	5.20%	6.92%
Class I	1/13/1997	16.70%	7.94%	6.01%	7.45%
LBABI		4.10%	6.62%	6.95%	8.02%

1.  Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2004.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	4.75%[3]	None	None	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees [4]	0.45%	0.45%	0.45%	0.45%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.45%	0.45%	0.45%	0.45%
Total Fund Operating Expenses	1.20%	1.90%	1.90%	0.90%

4.  Restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 591	$ 693	$ 293	$ 92	$ 193	$ 193
3 years	$ 838	$ 897	$ 597	$ 287	$ 597	$ 597
5 years	$ 1,103	$ 1,226	$ 1,026	$ 498	$ 1,026	$ 1,026
10 years	$ 1,860	$ 2,040	$ 2,222	$ 1,108	$ 2,040	$ 2,222

U.S. Government Fund

FUND FACTS:

Goal:

•  Current Income

Principal Investment:

•  U.S. Government Securities

Classes of Shares Offered in this Prospectus:

•  Class A

•  Class B

•  Class C

•  Class I

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

•  By Team

NASDAQ Symbols:

•  EUSAX (Class A)

•  EUSBX (Class B)

•  EUSCX (Class C)

•  EUSYX (Class I)

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve a high level of current income consistent with stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by U.S. government agencies, including but not limited to Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae). The Fund also may invest up to 20% of its assets in non-government agency issued CMOs, mortgage-backed securities, asset-backed securities, commercial paper, and corporate bonds and notes, that are rated investment grade by a nationally recognized statistical ratings organization or, if non-rated, are considered to be of comparable quality by the portfolio managers. The Fund’s portfolio managers evaluate the strength of each particular issue, taking into account the structure of the issue and its credit support. As part of its investment strategy, the Fund may engage in transactions that create leverage, including certain types of mortgage dollar rolls, with up to 30% of the Fund's assets. A mortgage dollar roll transaction allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. FNMA and FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury. The Fund may invest a substantial portion of its assets (including a payout of its assets in CMOs or other mortgage- or asset-backed securities).

The Fund has no limitation on the duration of its portfolio of investments. The Fund periodically adjusts the duration based upon interest rate outlook. Corporate bond positions are monitored to take advantage of changing yield relationships and to maintain the quality of investments.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Leverage Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
- 3.18	16.57	3.03	8.56	8.20	- 2.39	11.75	7.17	8.16	2.31

Best Quarter:	1st Quarter 1994	+ 5.35%
Worst Quarter:	2nd Quarter 1995	- 2.79%
Year-to-date total return as of 6/30/2004 is -0.26%.

The next table lists the Fund’s average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund’s oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI). Please see the "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 1/11/1993
Class A	1/11/1993	- 2.58%	4.27%	5.34%	5.55%
Class A	1/11/1993	- 3.59%	2.37%	3.04%	N/A
(after taxes on distributions) [2]
Class A	1/11/1993	- 1.68%	2.43%	3.06%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Class B	1/11/1993	- 3.39%	4.17%	5.09%	5.27%
Class C	9/2/1994	0.58%	4.51%	5.12%	5.35%
Class I	9/2/1993	2.60%	5.55%	6.12%	6.27%
LBITGBI		2.29%	6.18%	6.32%	6.46%

1.  Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These 12b-1 fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2004.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	4.75%[3]	None	None	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees [4]	0.40%	0.40%	0.40%	0.40%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.29%	0.29%	0.29%	0.29%
Total Fund Operating Expenses	0.99%	1.69%	1.69%	0.69%

4.  Restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 571	$ 672	$ 272	$ 70	$ 172	$ 172
3 years	$ 775	$ 833	$ 533	$ 221	$ 533	$ 533
5 years	$ 996	$ 1,118	$ 918	$ 384	$ 918	$ 918
10 years	$ 1,630	$ 1,812	$ 1,998	$ 859	$ 1,812	$ 1,998

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 4/30/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Core Bond Fund	0.25%
High Yield Bond Fund	0.40%
Select High Yield Bond Fund	0.50%
Strategic Income Fund	0.46%
U.S. Government Fund	0.42%

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

THE FUNDS' SUB-ADVISORS

Tattersall Advisory Group, Inc. (TAG)is the investment sub-advisor to Core Bond Fund. There is no additional charge to the Fund for services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $8.3 billion in assets for 8 of the Evergreen funds as of 12/31/2003. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.

Evergreen International Advisors (Evergreen International)is the sub-advisor to Strategic Income Fund. Evergreen International managed approximately $217 million in assets for the Evergreen funds as of 12/31/2003. Evergreen International is located at Centurion House, 24 Monument Street, London EC3R 8AQ.

EIMC pays a portion of its advisory fee to Evergreen International for its services.

THE FUNDS' PORTFOLIO MANAGERS

Core Bond Fund

The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

U.S. Government Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Customized Fixed Income team, with team members responsible for various sectors.

High Yield Bond Fund
Select High Yield Bond Fund

Each Fund is managed individually by a team of portfolio management professionals from EIMC’s High Yield Bond team, with team members responsible for various sectors.

Strategic Income Fund

The Fund's high yield bond and emerging market debt portions are managed by a team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors. The Fund's U.S. government securities portion is managed by EIMC's Customized Fixed Income team, with team members responsible for various sectors. The Fund's international bond portion is managed by a team of portfolio management professionals of Evergreen International, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund’s total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund’s NAV is calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost, which approximates market value.

Each security held by a Fund is valued using the most recent market data for that security. If no recent market data is available for a given security, or if the available data is deemed not to be indicative of current value, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you must select a share class. Each share class has its own sales charge and fee structure. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

There are several ways in which you may be able to reduce or eliminate sales charges. For example, combining the amounts held in Evergreen fund accounts by certain family members, or committing to invest an amount eligible for reduced sales charges within a certain period of time, may allow you to reduce or eliminate the sales charge. You may also be able to eliminate your sales charge based on how you make your investment in the Evergreen funds (such as through a financial advisor’s wrap account program), based on your relationship to the Evergreen funds and their related companies (for example, if you are an employee of Wachovia or a broker-dealer that sells Evergreen funds) and under certain circumstances (for example, upon the death or disability of a shareholder named on the account). See "How To Reduce or Eliminate Your Sales Charge" for more details about these programs, and remember to inform Evergreen or your investment professional of any other holdings in Evergreen funds or circumstances that may make you eligible for reduced sales charges.

Class A

If you select Class A shares, you may pay a front-end sales charge as described in the following table, but you do not pay a contingent deferred sales charge (except in the limited circumstances described below). In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, subject to any waivers or reductions for which you may be eligible (see "How to Reduce or Eliminate Your Sales Charge"):

Your Investment	Sales Charge as a % of Offering Price [1,2]	Sales Charge as a % of Your Net Investment [1]	Dealer Commission as a % of Offering Price [3]
Up to $49,999	4.75%	4.99%	4.25%
$50,000-$99,999	4.50%	4.71%	4.25%
$100,000-$249,999	3.75%	3.90%	3.25%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000-$2,999,999	0.00%	0.00%	1.00% of the first $2,999,999, plus,
$3,000,000-$4,999,999	0.00%	0.00%	0.50% of the next $2,000,000, plus
$5,000,000 or greater	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000

1.  The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.  The offering price includes the applicable front-end sales charge.

3.  The Dealer Commission is generally paid from the Sales Charge you pay upon investing in the Fund.

Purchases of Class A shares in connection with reinvestments of distributions, exchanges from Class A shares of another Evergreen fund where you paid a sales charge and distribution exchanges (purchasing shares of one Evergreen fund using distributions from another Evergreen fund) are not subject to sales charges. Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% contingent deferred sales charge if you redeem any such shares within one year. The holding period for the contingent deferred sales charge for Class A shares ends on the first day of the same month of the following calendar year after your purchase is accepted. For example, if you invest more than $1 million in Class A shares on July 22nd, a redemption of any of those shares will be subject to the 1.00% contingent deferred sales charge through June 30th of the following year.

The front-end sales charge may be reduced or eliminated under certain circumstances. See "How To Reduce or Eliminate Your Sales Charge."

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you redeem your shares within six years. See "Calculating the Contingent Deferred Sales Charge for Class B and Class C Shares" for information on how the six-year holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Thereafter	0.00%
8	Converts to Class A
Dealer Allowance	4.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge" below.

A shareholder may not purchase Class B shares if the purchase would cause the shareholder's aggregate Class B share holdings in the Evergreen funds to exceed $250,000. Purchase orders that would cause a shareholder's account to exceed this amount in Class B shares will be treated as a purchase of Class A shares. However, Evergreen is not able to track a shareholder's purchases made through financial intermediaries and held in an omnibus account. It will be necessary for the financial intermediary to track purchases of the Funds by their clients to ensure adherence to our policy. Certain of the Funds' financial intermediaries are currently in the process of enhancing their computer systems in order to have the ability to aggregate shares. Until these systems are complete, such financial intermediaries are unable to aggregate share class purchases. Purchases of Class B shares made through different financial intermediaries, such as through two different broker-dealers, would not be able to be tracked and aggregated.

In addition, Evergreen is not able to track a shareholder's purchases made through financial intermediaries and held in an omnibus account. It will be necessary for the financial intermediary to track purchases of the Funds by their clients to ensure adherence to our policy. Certain of the Funds' financial intermediaries are currently in the process of enhancing their computer systems in order to have the ability to aggregate shares. Until these systems are complete, such financial intermediaries are unable to aggregate share class purchases. Purchases of Class B shares made through different financial intermediaries, such as through two different broker dealers, would not be able to be tracked and aggregated.

Class C

If you select Class C shares, you do not pay a front-end sales charge but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you redeem your shares within one year. See "Calculating the Contingent Deferred Sales Charge for Class B and Class C Shares" for information on how the one-year holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. These shares do not convert to Class A shares, so the higher 12b-1 fees paid by Class C shares continue for the life of the account.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance	1.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge."

Class I

The Fund offers Class I shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fees. Class I shares are only offered, subject to the minimum initial purchase requirements stated under "How To Buy Shares," in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors, and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in a registered name as of March 18, 2005.

Calculating the Contingent Deferred Sales Charge for Class B and Class C Shares

The holding period for the contingent deferred sales charge for Class B and Class C shares begins on the day your purchase is accepted. See "How to Buy Shares" for a complete description of the Funds' purchase procedures. For example, if you purchase Class B shares on January 2nd, a redemption of any of those shares will be subject to the 5.00% contingent deferred sales charge through January 2nd of the following year. Beginning on January 3rd of the following year, you will be subject to the 4.00% contingent deferred sales charge on redemptions of those shares through January 2nd of the next year. Please refer to the tables above for the complete schedule of each class's maximum contingent deferred sales charge.

If a contingent deferred sales charge is imposed, the Fund deducts it from the redemption proceeds you would otherwise receive. The contingent deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the contingent deferred sales charge and then shares held the longest in an effort to keep the contingent deferred sales charge a shareholder would pay as low as possible. The contingent deferred sales charge on any redemption is, to the extent permitted by NASD Regulation, Inc., paid to EIS or its predecessor.

Promotional Incentives on Dealer Commissions

EIS may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EIS’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, financial services firms will include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.346.3858 for a listing of financial services firms with whom we have such arrangements.

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round-trip” exchanges per calendar quarter and five “round-trip” exchanges per calendar year. A “round-trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO REDUCE OR ELIMINATE YOUR SALES CHARGE

There are several ways in which you may be able to reduce or eliminate sales charges, regardless of whether you hold your shares directly with the Fund or through a financial intermediary.

Contact Evergreen or your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform Evergreen or your investment professional of the existence of other accounts, or any other facts and circumstances, that may be relevant to qualifying for any of these programs and to provide Evergreen or your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs.You should provide information and records regarding shares of Evergreen funds held in all accounts with your investment professional or any other financial intermediary by you and/or members of your immediate family. For further details on exactly who is a member of your immediate family, please see the discussion entitled "Immediate Family Members" at the end of this section.

You can find information relating to the Funds' sales charge reduction and elimination programs free of charge at EvergreenInvestments.com. For more information on sales charge reduction and elimination programs, see "Purchase and Redemption of Shares" in the SAI.

Class A

Rights of Accumulation.You may add the current value of all of your existing Evergreen funds investments in Class A, Class B and Class C shares, excluding amounts invested in Evergreen money market funds on which you have not previously paid a sales charge, to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at either the Evergreen funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. Shares held through other financial service firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of Evergreen funds investments held by the members of your immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section), including the value of Evergreen funds investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at either the Evergreen funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase. However, the value of Evergreen funds investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion.

Letter of Intent.You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of one or more Evergreen funds over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Combined Purchases.You may reduce your front-end sales charge for purchases of Class A shares if you purchase Class A, Class B and/or Class C shares in multiple Evergreen funds, excluding amounts that you intend to invest in any Evergreen money market funds on which no sales charge will be paid, at the same time. The combined dollar amount invested in Class A, Class B and Class C shares will determine the front-end sales charge applied to all of your current Class A share purchases. For example, if you invest $75,000 in each of two different Evergreen funds, you pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

NAV Purchases.Each Fund may sell Class A shares at NAV, without a front-end or contingent deferred sales charge except as described below, to the following:

  Current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates, and members of each such individual’s immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section).
  Employees of broker-dealer firms that have entered into dealer agreements with EIS, and members of each such individual’s immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section).
  Corporate-sponsored retirement plans and non-qualified deferred compensation plans, in each case sponsored by an organization having 100 or more eligible employees. Such purchases are subject to a dealer commission of 1.00% of the amount of purchase paid to the dealer by EIS (subject to recapture by EIS from the dealer if the purchase is redeemed within 12 months after the month of purchase).
  Institutional investors (which may include bank trust departments and registered investment advisors).
  Wrap, or separately managed, accounts, which are accounts held with investment advisors, consultants or financial planners who have entered into an agreement with Evergreen, charge their clients a management, consulting, advisory or other fee and place trades for the accounts of their clients.
  In connection with the court-approved settlement of the lawsuit, O'Malley v. Boris, C.A. No. 15735-NC, a class action involving certain successors in interest to EVEREN Securities, Inc., Evergreen has agreed to permit class members to purchase up to $50,000 in Class A shares of certain eligible mutual funds, including the Funds, at NAV without a front-end sales charge. Class members may transfer this benefit to certain family members and related entities. This benefit expires as of April 29, 2009.

Class B and Class C

You will not be assessed a contingent deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

  When the shares were purchased through reinvestment of dividends/capital gains.
  Death of a shareholder named on the relevant account, provided the redemption is made prior to registering the account in another name or changing the account registration to remove the decedent’s name.
  Disability of a shareholder named on the relevant account incurred after purchase of the shares (this generally excludes accounts registered in the names of trusts and other entities).
  Systematic withdrawals of up to 1.00% of the account balance per month or up to 3.00% of the account balance per quarter.
  Shares in an account that has been closed because it falls below the minimum initial purchase amount.
  Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA.
  Mandatory withdrawals from the ERISA plan of a shareholder who is at least 70½ years old.
  Loan proceeds and financial hardship distributions from a retirement plan.
  Returns of excess contributions or excess deferral amounts made to a retirement plan participant.
  A redemption by an individual participant in a corporate-sponsored retirement plan or non-qualified deferred compensation plan (this waiver is not available in the event such a plan, as a whole, redeems substantially all of its assets).

Classes A, B and C

Reinstatement Privileges.Subject to the Funds’ Short-Term Trading Policy, within 90 days of redeeming out of an Evergreen fund, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund in an account registered in the same name(s). If a contingent deferred sales charge was deducted from your redemption proceeds, the amount of the contingent deferred sales charge attributable to the amount reinvested will be credited to your account at the NAV on the date of reinstatement. Your contingent deferred sales charge schedule will resume from the time of the original redemption. Any redemption fee charged in connection with the redemption will not be refunded in connection with these privileges. If you are eligible for reinstatement, you must inform Evergreen or your investment professional at the time of your reinvestment or you may not receive reinstatement in accordance with these privileges.

Immediate Family Members

Immediate family members include the following, and only the following:

Your spouse, who is the person to whom you are legally married. We also consider your spouse to include the following:

  an individual of the same sex with whom you have been joined in a civil union, or legal contract similar to marriage;
  a domestic partner, who is an individual (including one of the same sex) with whom you share a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both of you provide personal or financial welfare of the other without a fee, to whom you are not related by blood and to whom you are not married; and
  an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Your parents, who are your biological or adoptive mother and father. We also consider your parents to include any legal guardian, who is the person legally placed in charge of your affairs if you are a minor or legally incompetent, and your stepparents. We do not consider your parents to include any mother-in-law, father-in-law or grandparent.

Your siblings, who are your biological brothers and sisters, stepbrothers and stepsisters. We also consider your siblings to include your adoptive brothers and sisters. We do not consider your siblings to include any brother-in-law or sister-in-law.

Your children, who are your biological or adopted sons and daughters. We also consider your children to include your stepchildren, legal wards and persons for whom you stand in loco parentis. We do not consider your children to include any daughter-in-law, son-in-law or grandchild.

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

	Minimum Initial Purchase of Class A, B and C Shares [1]	Minimum Initial Purchase of Class I Shares	Minimum Additional Purchases
Regular Accounts	$ 1,000 [2]	$ 1,000,000 [3,4]	None
IRAs	$ 250	N/A [4]	None
Systematic Investment Plan	$ 50	N/A [4]	$ 25/monthly (for Classes A, B and C) [4]

1.  The maximum aggregate purchase amount of Class B shares by a shareholder in the Evergreen funds is $250,000.

2.  The Evergreen funds may redeem accounts that fall below the minimum initial purchase amount.

3.  Minimum initial purchase amount does not apply to former Class Y shareholders, former SouthTrust funds shareholders or to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisors on behalf of their clients.

4.  Former Class Y shareholders of former SouthTrust funds may invest at the Class A, B and C share amounts.

Method	Opening an Account	Adding to an Account
By Mail or through an Investment Professional

  Complete and sign the account application. Applications may be downloaded off our website at EvergreenInvestments.com.
  Make the check payable to Evergreen funds. Cash, credit cards, third party checks, credit card checks or money orders will not be accepted.
  Mail the application and your check to the address below:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

  Make your check payable to Evergreen funds.
  Write a note specifying:
    the Fund name
    share class
    your account number
    the name(s) in which the account is registered
    any information regarding other accounts you hold
  Mail to the address to the left or deliver to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

By Phone

  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Shares become entitled to income distributions declared generally on the first business day following receipt by the Funds' transfer agent of payment for the shares.

  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
  If your bank account is set up on file, you can request either:
    Federal Funds Wire (offers immediate access to funds) or
    Electronic transfer through the Automated Clearing House which avoids wiring fees.

Trades accepted after 4 p.m. Eastern time on market trading days will receive the next market trading day’s closing price. [5]
By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting our website at EvergreenInvestments.com. [6]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge when exchanging funds within the Evergreen funds family. [7]
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [5]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year (See "Short-Term Trading Policy").
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (See "Redemption Requests That Require A Signature Guarantee" on the next page).

Systematic Investment Plan (SIP)

  You can transfer money automatically from your bank account into your Fund account on a monthly or quarterly basis.
  Initial investment minimum is $50 if you invest at least $25 per month with this service.
  To enroll, check off the box on the account application and provide:
    your bank account information
    the amount and date of your monthly or quarterly investment

  To establish automatic investing for an existing account, call 1.800.343.2898 for an application.
  The minimum is $25 per month or $75 per quarter.
  You can also establish an investing program through direct deposit from your paycheck. Call 1.800.343.2898 for details.

5.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

6.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

7.  This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s)
  See "Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
  To redeem from an IRA or other retirement account, call 1.800.343.2898 for special instructions.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional or an Evergreen funds service representative. A fee may be charged for this service.
Systematic Withdrawal Plan (SWP)

  You can transfer money automatically from your Fund account on a monthly or quarterly basis - without redemption fees.
  The withdrawal can be mailed to you, or deposited directly into your bank account.
  The minimum is $75 per month.
  The maximum is 1.00% of your account per month or 3.00% per quarter.
  To enroll, call 1.800.343.2898 for instructions.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require signature guarantees:

  You are redeeming more than $50,000.
  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)

If you want to invest automatically through your paycheck, call 1.800.343.2898 to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone transaction requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration — automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a contingent deferred sales charge was deducted from your redemption proceeds, the amount of the contingent deferred sales charge attributable to the amount reinvested will be credited to your account at the NAV on the date of reinstatement. Your contingent deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a distribution from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each Fund is listed under its Fund Facts section in the Fund Risk/Return summary. Bond funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because the income received by those funds is generally from interest and not dividends.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) transaction fees paid directly by the investor, including sales charges (loads) and redemption fees, and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor.

SHAREHOLDER FEES (fees paid directly from your investment)

Shareholder fees generally are deducted directly from a shareholder’s investment in an account with a fund. Depending on the fund and the share class purchased, these fees may include front-end sales charges (deducted at the time the investor purchases shares of the fund), and deferred sales charges and redemption fees (deducted at the time the investor sells shares of the fund.) You should refer to the section entitled "How to Choose the Share Class that Best Suits You" for a complete schedule of front-end and contingent deferred sales charges by share class. Investors should pay particular attention to situations that would entitle them to either reduce or eliminate sales charges. Please see the section entitled "How to Reduce or Eliminate Sales Charges" for complete information. Not all Evergreen funds charge a redemption fee. You should refer to the table entitled “Shareholder Fees” to find out whether your Fund charges such a fee.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of the Fund’s portfolio of investments.

Distribution (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other mutual fund expenses include, among other things, (i) administrative fees, which pay for certain administrative services necessary to the operation of a fund, including daily security and fund share pricing, making routine regulatory filings, and financial statement and shareholder report preparation; (ii) transfer agency and shareholder servicing fees, which pay the costs of maintaining shareholder accounts, generating and mailing shareholder statements, and providing other shareholder services; (iii) custody fees, which pay the costs of providing for the safekeeping of the fund’s securities and other assets; (iv) audit fees, which pay for the costs of having the fund’s financial statements audited; and (v) legal fees, which pay the costs of obtaining legal services necessary to the on-going operation of a fund.

Total Fund Operating Expenses

The expense ratio of the Fund is shown in the section entitled "Fees and Expenses." The Fund's expense ratio is made up of a management fee, 12b-1 fee (if any) and the various other fund expenses referred to above (i.e., administrative fees, custody fees, transfer agency fees, etc.). As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for the class to which they apply. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in the Fund is reduced by the fees and expenses paid by the Fund; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent registered public accounting firm. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI, which is available upon request.

Core Bond Fund

				Year Ended
	Year Ended April 30,			September 30,
CLASS A	2004	2003	2002 [1]	2001 [2,3]
Net asset value, beginning of period	$ 10.99	$ 10.53	$ 10.78	$ 10.40
Income from investment operations
Net investment income	0.35	0.48	0.31	0.17
Net realized and unrealized gains or losses on securities and credit default swap transactions	- 0.17	0.57	- 0.13	0.43
Total from investment operations	0.18	1.05	0.18	0.60

Distributions to shareholders from
Net investment income	- 0.43	- 0.48	- 0.30	- 0.22
Net realized gains	- 0.09	- 0.11	- 0.13	0
Total distributions to shareholders	- 0.52	- 0.59	- 0.43	- 0.22

Net asset value, end of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78
Total return [4]	1.68%	10.20%	1.71%	5.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 455,930	$ 454,679	$ 145,264	$ 98,424
Ratios to average net assets
Expenses [5]	0.74%	0.70%	0.67%[6]	0.68%[6]
Net investment income	3.30%	4.47%	4.93%[6]	4.93%[6]
Portfolio turnover rate	204%	206%	136%	238%

				Year Ended
	Year Ended April 30,			September 30,
CLASS B	2004	2003	2002 [1]	2001 [2,3]
Net asset value, beginning of period	$ 10.99	$ 10.53	$ 10.78	$ 10.40
Income from investment operations
Net investment income	0.28	0.40	0.26	0.12
Net realized and unrealized gains or losses on securities and credit default swap transactions	- 0.17	0.57	- 0.13	0.45
Total from investment operations	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	- 0.36	- 0.40	- 0.25	- 0.19
Net realized gains	- 0.09	- 0.11	- 0.13	0
Total distributions to shareholders	- 0.45	- 0.51	- 0.38	- 0.19

Net asset value, end of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78
Total return [4]	0.97%	9.39%	1.27%	5.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 274,746	$ 310,416	$ 126,191	$ 40,078
Ratios to average net assets
Expenses [5]	1.44%	1.44%	1.41%[6]	1.44%[6]
Net investment income	2.60%	3.70%	4.18%[6]	4.11%[6]
Portfolio turnover rate	204%	206%	136%	238%

1.  For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2.  For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3.  Net investment income per share is based on average shares outstanding during the period.

4.  Excluding applicable sales charges

5.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

				Year Ended
	Year Ended April 30,			September 30,
CLASS C	2004	2003	2002 [1]	2001 [2,3]
Net asset value, beginning of period	$ 10.99	$ 10.53	$ 10.78	$ 10.40
Income from investment operations
Net investment income	0.28	0.40	0.26	0.13
Net realized and unrealized gains or losses on securities and credit default swap transactions	- 0.17	0.57	- 0.13	0.44
Total from investment operations	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	- 0.36	- 0.40	- 0.25	- 0.19
Net realized gains	- 0.09	- 0.11	- 0.13	0
Total distributions to shareholders	- 0.45	- 0.51	- 0.38	- 0.19

Net asset value, end of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78
Total return [4]	0.97%	9.39%	1.27%	5.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 142,096	$ 151,286	$ 64,494	$ 24,695
Ratios to average net assets
Expenses [5]	1.44%	1.44%	1.41%[6]	1.43%[6]
Net investment income	2.60%	3.70%	4.17%[6]	4.04%[6]
Portfolio turnover rate	204%	206%	136%	238%

	Year Ended April 30,			Year Ended September 30,
CLASS I	2004	2003	2002 [1]	2001	2000	1999 [7,8]
Net asset value, beginning of period	$ 10.99	$ 10.53	$ 10.78	$ 10.09	$ 10.08	$ 10.39
Income from investment operations
Net investment income	0.40	0.51	0.32	0.62	0.64	0.30
Net realized and unrealized gains or losses on securities and credit default swap transactions	- 0.18	0.57	- 0.13	0.70	0	- 0.30
Total from investment operations	0.22	1.08	0.19	1.32	0.64	0

Distributions to shareholders from
Net investment income	- 0.47	- 0.51	- 0.31	- 0.63	- 0.63	- 0.30
Net realized gains	- 0.09	- 0.11	- 0.13	0	0	- 0.01
Total distributions to shareholders	- 0.56	- 0.62	- 0.44	- 0.63	- 0.63	- 0.31

Net asset value, end of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09	$ 10.08
Total return	1.98%	10.48%	1.85%	13.44%	6.60%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 3,693,542	$ 3,544,010	$ 1,558,013	$ 1,532,324	$ 1,283,130	$ 1,042,781
Ratios to average net assets
Expenses [5]	0.44%	0.44%	0.43%[6]	0.43%	0.42%	0.40%[6]
Net investment income	3.60%	4.72%	5.20%[6]	5.96%	6.45%	5.70%[6]
Portfolio turnover rate	204%	206%	136%	238%	195%	225%

1.  For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2.  For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3.  Net investment income per share is based on average shares outstanding during the period.

4.  Excluding applicable sales charges

5.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

7.  Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction. The above financial highlights for the periods prior to June 7, 1999 are those of the Tattersall Bond Fund Class I, which have been restated to give effect to this transaction.

8.  For the six months ended September 30, 1999. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

High Yield Bond Fund

	Year Ended April 30,
CLASS A	2004	2003 [1]	2002 [2]	2001	2000
Net asset value, beginning of period	$ 3.30	$ 3.29	$ 3.39	$ 3.72	$ 4.06
Income from investment operations
Net investment income	0.25	0.27	0.27	0.33	0.34
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.14	0.01	- 0.09	- 0.33	- 0.32
Total from investment operations	0.39	0.28	0.18	0	0.02

Distributions to shareholders from
Net investment income	- 0.26	- 0.27	- 0.28	- 0.33	- 0.33
Tax basis return of capital	0	0	0	0	- 0.03
Total distributions to shareholders	- 0.26	- 0.27	- 0.28	- 0.33	- 0.36

Net asset value, end of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72
Total return [3]	12.25%	9.42%	5.77%	0.15%	0.38%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 530,526	$ 484,346	$ 321,830	$ 322,330	$ 291,575
Ratios to average net assets
Expenses [4]	1.01%	1.11%	1.19%	1.25%	1.27%
Net investment income	7.42%	8.70%	8.27%	9.39%	8.57%
Portfolio turnover rate	71%	80%	138%	140%	107%

	Year Ended April 30,
CLASS B	2004 [1]	2003 [1]	2002 [1,5]	2001	2000 [1]
Net asset value, beginning of period	$ 3.30	$ 3.29	$ 3.39	$ 3.72	$ 4.06
Income from investment operations
Net investment income	0.23	0.25	0.24	0.34	0.31
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.14	0.01	- 0.08	- 0.37	- 0.32
Total from investment operations	0.37	0.26	0.16	- 0.03	- 0.01

Distributions to shareholders from
Net investment income	- 0.24	- 0.25	- 0.26	- 0.30	- 0.30
Tax basis return of capital	0	0	0	0	- 0.03
Total distributions to shareholders	- 0.24	- 0.25	- 0.26	- 0.30	- 0.33

Net asset value, end of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72
Total return [3]	11.46%	8.61%	4.98%	- 0.60%	- 0.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 247,741	$ 173,002	$ 54,537	$ 33,844	$ 28,229
Ratios to average net assets
Expenses [4]	1.72%	1.84%	1.92%	2.00%	2.02%
Net investment income	6.71%	7.99%	7.49%	8.61%	7.79%
Portfolio turnover rate	71%	80%	138%	140%	107%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

	Year Ended April 30,
CLASS C	2004	2003 [1]	2002 [2]	2001	2000
Net asset value, beginning of period	$ 3.30	$ 3.29	$ 3.39	$ 3.72	$ 4.06
Income from investment operations
Net investment income	0.23	0.25	0.26	0.29	0.32
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.14	0.01	- 0.10	- 0.32	- 0.33
Total from investment operations	0.37	0.26	0.16	- 0.03	- 0.01

Distributions to shareholders from
Net investment income	- 0.24	- 0.25	- 0.26	- 0.30	- 0.30
Tax basis return of capital	0	0	0	0	- 0.03
Total distributions to shareholders	- 0.24	- 0.25	- 0.26	- 0.30	- 0.33

Net asset value, end of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72
Total return [3]	11.46%	8.61%	4.98%	- 0.60%	- 0.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 381,525	$ 290,914	$ 105,753	$ 80,753	$ 3,172
Ratios to average net assets
Expenses [4]	1.72%	1.85%	1.93%	2.00%	2.00%
Net investment income	6.72%	7.98%	7.52%	8.61%	7.80%
Portfolio turnover rate	71%	80%	138%	140%	107%

	Year Ended April 30,
CLASS I [5]	2004	2003 [1]	2002 [6]	2001	2000
Net asset value, beginning of period	$ 3.30	$ 3.29	$ 3.39	$ 3.72	$ 4.06
Income from investment operations
Net investment income	0.26	0.28	0.29	0.34	0.35
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.14	0.01	- 0.10	- 0.33	- 0.32
Total from investment operations	0.40	0.29	0.19	0.01	0.03

Distributions to shareholders from
Net investment income	- 0.27	- 0.28	- 0.29	- 0.34	- 0.34
Tax basis return of capital	0	0	0	0	- 0.03
Total distributions to shareholders	- 0.27	- 0.28	- 0.29	- 0.34	- 0.37

Net asset value, end of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72
Total return	12.58%	9.69%	6.04%	0.40%	0.64%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 37,894	$ 49,370	$ 10,011	$ 6,047	$ 6,153
Ratios to average net assets
Expenses [4]	0.72%	0.84%	0.92%	1.00%	1.01%
Net investment income	7.73%	9.05%	8.53%	9.63%	8.87%
Portfolio turnover rate	71%	80%	138%	140%	107%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; and increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

6.  As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

Select High Yield Bond Fund

	Year Ended April 30,			Year Ended September 30,
CLASS I	2004 [1]	2003 [1]	2002 [2]	2001 [1]	2000 [3]
Net asset value, beginning of period	$ 9.35	$ 9.36	$ 8.87	$ 9.57	$ 10.00
Income from investment operations
Net investment income	0.69	0.69	0.43	0.79	0.71
Net realized and unrealized gains or losses on securities	0.17	- 0.01	0.49	- 0.64	- 0.44
Total from investment operations	0.86	0.68	0.92	0.15	0.27

Distributions to shareholders from
Net investment income	- 0.69	- 0.69	- 0.43	- 0.85	- 0.70

Net asset value, end of period	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57
Total return	9.47%	7.78%	10.48%	1.51%	2.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 597,678	$ 372,881	$ 175,741	$ 152,633	$ 72,204
Ratios to average net assets
Expenses [4]	0.67%	0.67%	0.68%[5]	0.63%	0.61%[5]
Net investment income	7.26%	7.66%	7.95%[5]	8.52%	8.98%[5]
Portfolio turnover rate	65%	37%	48%	79%	48%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

3.  For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

Strategic Income Fund

	Year Ended April 30,
CLASS A	2004 [1]	2003 [1]	2002 [2]	2001 [1]	2000
Net asset value, beginning of period	$ 6.50	$ 5.83	$ 5.74	$ 6.12	$ 6.79
Income from investment operations
Net investment income	0.34	0.38	0.35	0.52	0.53
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.07	0.68	0.16	- 0.40	- 0.63
Total from investment operations	0.41	1.06	0.51	0.12	- 0.10

Distributions to shareholders from
Net investment income	- 0.37	- 0.39	- 0.32	- 0.40	- 0.49
Net realized gains	- 0.16	0	0	0	0
Tax basis return of capital	0	0	- 0.10	- 0.10	- 0.08
Total distributions to shareholders	- 0.53	- 0.39	- 0.42	- 0.50	- 0.57

Net asset value, end of period	$ 6.38	$ 6.50	$ 5.83	$ 5.74	$ 6.12
Total return [3]	6.24%	18.79%	9.37%	2.09%	- 1.58%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 202,017	$ 173,842	$ 130,934	$ 122,223	$ 129,885
Ratios to average net assets
Expenses [4]	1.21%	1.19%	1.23%	0.87%	0.72%
Net investment income	5.10%	6.31%	6.02%	8.06%	8.36%
Portfolio turnover rate	129%	129%	304%	322%	187%

	Year Ended April 30,
CLASS B	2004 [1]	2003	2002 [5]	2001 [1]	2000
Net asset value, beginning of period	$ 6.52	$ 5.85	$ 5.75	$ 6.14	$ 6.81
Income from investment operations
Net investment income	0.29	0.34	0.29	0.48	0.49
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.07	0.67	0.19	- 0.41	- 0.64
Total from investment operations	0.36	1.01	0.48	0.07	- 0.15

Distributions to shareholders from
Net investment income	- 0.32	- 0.34	- 0.28	- 0.36	- 0.44
Net realized gains	- 0.16	0	0	0	0
Tax basis return of capital	0	0	- 0.10	- 0.10	- 0.08
Total distributions to shareholders	- 0.48	- 0.34	- 0.38	- 0.46	- 0.52

Net asset value, end of period	$ 6.40	$ 6.52	$ 5.85	$ 5.75	$ 6.14
Total return [3]	5.49%	17.87%	8.74%	1.18%	- 2.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 113,115	$ 107,968	$ 77,471	$ 83,347	$ 104,110
Ratios to average net assets
Expenses [4]	1.91%	1.94%	1.98%	1.61%	1.47%
Net investment income	4.40%	5.54%	5.27%	7.34%	7.60%
Portfolio turnover rate	129%	129%	304%	322%	187%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

	Year Ended April 30,
CLASS C	2004 [1]	2003 [1]	2002 [2]	2001 [1]	2000
Net asset value, beginning of period	$ 6.51	$ 5.84	$ 5.75	$ 6.13	$ 6.80
Income from investment operations
Net investment income	0.29	0.34	0.32	0.46	0.49
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.07	0.67	0.15	- 0.38	- 0.64
Total from investment operations	0.36	1.01	0.47	0.08	- 0.15

Distributions to shareholders from
Net investment income	- 0.32	- 0.34	- 0.28	- 0.36	- 0.44
Net realized gains	- 0.16	0	0	0	0
Tax basis return of capital	0	0	- 0.10	- 0.10	- 0.08
Total distributions to shareholders	- 0.48	- 0.34	- 0.38	- 0.46	- 0.52

Net asset value, end of period	$ 6.39	$ 6.51	$ 5.84	$ 5.75	$ 6.13
Total return [3]	5.49%	17.89%	8.56%	1.35%	- 2.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 89,236	$ 68,207	$ 22,554	$ 16,746	$ 14,655
Ratios to average net assets
Expenses [4]	1.91%	1.93%	1.98%	1.63%	1.47%
Net investment income	4.40%	5.66%	5.25%	7.26%	7.61%
Portfolio turnover rate	129%	129%	304%	322%	187%

	Year Ended April 30,
CLASS I [5]	2004 [1]	2003 [1]	2002 [6]	2001 [1]	2000
Net asset value, beginning of period	$ 6.40	$ 5.74	$ 5.65	$ 6.02	$ 6.63
Income from investment operations
Net investment income	0.35	0.41	0.35	0.51	0.55
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.07	0.64	0.17	- 0.37	- 0.59
Total from investment operations	0.42	1.05	0.52	0.14	- 0.04

Distributions to shareholders from
Net investment income	- 0.38	- 0.39	- 0.33	- 0.41	- 0.49
Net realized gains	- 0.16	0	0	0	0
Tax basis return of capital	0	0	- 0.10	- 0.10	- 0.08
Total distributions to shareholders	- 0.54	- 0.39	- 0.43	- 0.51	- 0.57

Net asset value, end of period	$ 6.28	$ 6.40	$ 5.74	$ 5.65	$ 6.02
Total return	6.56%	19.09%	9.67%	2.41%	- 0.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 26,711	$ 13,406	$ 1,779	$ 1,584	$ 1,386
Ratios to average net assets
Expenses [4]	0.91%	0.94%	0.98%	0.62%	0.47%
Net investment income	5.42%	6.75%	6.27%	8.30%	8.63%
Portfolio turnover rate	129%	129%	304%	322%	187%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

6.  As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

U.S. Government Fund

	Year Ended April 30,
CLASS A	2004 [1]	2003	2002 [2]	2001	2000
Net asset value, beginning of period	$ 10.22	$ 9.75	$ 9.59	$ 9.15	$ 9.63
Income from investment operations
Net investment income	0.19	0.39	0.48	0.54	0.55
Net realized and unrealized gains or losses on securities	- 0.16	0.43	0.16	0.44	- 0.48
Total from investment operations	0.03	0.82	0.64	0.98	0.07

Distributions to shareholders from
Net investment income	- 0.29	- 0.35	- 0.48	- 0.54	- 0.55

Net asset value, end of period	$ 9.96	$ 10.22	$ 9.75	$ 9.59	$ 9.15
Total return [3]	0.30%	8.50%	6.76%	10.98%	0.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 109,172	$ 146,427	$ 141,838	$ 108,073	$ 91,123
Ratios to average net assets
Expenses [4]	1.01%	0.95%	0.96%	1.00%	0.97%
Net investment income	1.86%	3.81%	4.91%	5.71%	5.89%
Portfolio turnover rate	55%	129%	121%	86%	58%

	Year Ended April 30,
CLASS B	2004 [1]	2003	2002 [5]	2001	2000
Net asset value, beginning of period	$ 10.22	$ 9.75	$ 9.59	$ 9.15	$ 9.63
Income from investment operations
Net investment income	0.12	0.31	0.42	0.47	0.48
Net realized and unrealized gains or losses on securities	- 0.16	0.43	0.15	0.44	- 0.48
Total from investment operations	- 0.04	0.74	0.57	0.91	0

Distributions to shareholders from
Net investment income	- 0.22	- 0.27	- 0.41	- 0.47	- 0.48

Net asset value, end of period	$ 9.96	$ 10.22	$ 9.75	$ 9.59	$ 9.15
Total return [3]	- 0.40%	7.69%	5.97%	10.15%	0.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 37,270	$ 59,362	$ 47,016	$ 65,533	$ 82,665
Ratios to average net assets
Expenses [4]	1.71%	1.70%	1.71%	1.75%	1.71%
Net investment income	1.16%	3.04%	4.18%	4.98%	5.11%
Portfolio turnover rate	55%	129%	121%	86%	58%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

	Year Ended April 30,
CLASS C	2004 [1]	2003	2002 [2]	2001	2000
Net asset value, beginning of period	$ 10.22	$ 9.75	$ 9.59	$ 9.15	$ 9.63
Income from investment operations
Net investment income	0.12	0.31	0.41	0.47	0.48
Net realized and unrealized gains or losses on securities	- 0.16	0.43	0.16	0.44	- 0.48
Total from investment operations	- 0.04	0.74	0.57	0.91	0

Distributions to shareholders from
Net investment income	- 0.22	- 0.27	- 0.41	- 0.47	- 0.48

Net asset value, end of period	$ 9.96	$ 10.22	$ 9.75	$ 9.59	$ 9.15
Total return [3]	- 0.40%	7.69%	5.97%	10.15%	0.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 14,207	$ 26,013	$ 14,212	$ 11,188	$ 4,740
Ratios to average net assets
Expenses [4]	1.71%	1.70%	1.71%	1.74%	1.71%
Net investment income	1.17%	2.99%	4.15%	4.90%	5.12%
Portfolio turnover rate	55%	129%	121%	86%	58%

	Year Ended April 30,
CLASS I [5]	2004 [1]	2003	2002 [2]	2001	2000
Net asset value, beginning of period	$ 10.22	$ 9.75	$ 9.59	$ 9.15	$ 9.63
Income from investment operations
Net investment income	0.22	0.41	0.50	0.56	0.57
Net realized and unrealized gains or losses on securities	- 0.16	0.43	0.16	0.44	- 0.48
Total from investment operations	0.06	0.84	0.66	1.00	0.09

Distributions to shareholders from
Net investment income	- 0.32	- 0.37	- 0.50	- 0.56	- 0.57

Net asset value, end of period	$ 9.96	$ 10.22	$ 9.75	$ 9.59	$ 9.15
Total return	0.60%	8.77%	7.02%	11.25%	1.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 427,356	$ 489,565	$ 327,753	$ 263,619	$ 231,417
Ratios to average net assets
Expenses [4]	0.71%	0.70%	0.71%	0.75%	0.71%
Net investment income	2.15%	4.02%	5.16%	5.97%	6.12%
Portfolio turnover rate	55%	129%	121%	86%	58%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

OTHER FUND PRACTICES

The Funds may invest in a variety of derivative instruments including futures and options. Core Bond Fund may also invest up to 15% in swap transactions. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Although not currently an investment practice for the Funds other than Strategic Income Fund and U.S. Government Fund, the Funds may engage in certain transactions that create leverage, including certain types of uncovered mortgage dollar rolls and specific forms of securities lending with up to 30% of each Fund's assets. Leveraging can create special risks. Leveraging can exaggerate changes in each Fund's NAV and performance as well as magnify the risks associated with the underlying securities in which each Fund invests.

If a Fund invests in foreign securities, which may include foreign currencies transactions, the value of the Fund’s shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and its shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions which are taxable to shareholders as ordinary income.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

INDEX DESCRIPTIONS

Index	Description	Funds
Lehman Brothers Aggregate Bond Index (LBABI)

LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities.

Core Bond Fund Strategic Income Fund
Merrill Lynch High Yield Master Index (MLHYMI)	MLHYMI is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index.	High Yield Bond Fund Select High Yield Bond Fund
Lehman Brothers Intermediate Term Government Bond Index (LBITGBI)	LBITGBI is an unmanaged fixed income index of U.S. government and U.S. government agency debt with one to ten years remaining to maturity.	U.S. Government Fund

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•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

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For express, registered or certified mail

•  Evergreen Investments

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•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Intermediate and Long Term Bond Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 541291 RV9 (3/05)

SEC File No.: 811-08415

SEC File No.: 811-08365

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034